Income Taxes - Schedule of components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred
Federal			$ 16	$ (20)
State			4	(7)
Foreign			(328)	(1,075)
Deferred income tax expense (benefit)			(308)	(1,102)
Current
Federal			(18)	43
State			11	19
Foreign			202	312
Current income tax expense (benefit)			195	374
Income tax benefit	$ 58	$ 15	$ (113)	$ (728)